Segment Information (Schedule of Revenues by Geographic Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 93,485	$ 79,228	[1]	$ 69,387	[1]
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	79,105	66,275		55,990
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	9,484	8,151		8,016
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 4,896	$ 4,802		$ 5,351

[1]	Reclassified - due to presenting PCB operation as discontinued operation - See Note 19